Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2025
Recent Accounting Pronouncements
Recent Accounting Pronouncements

Note 19: Recent Accounting Pronouncements

Recent Accounting Pronouncements

In January 2025, the FASB issued ASU 2025-01, Income Statement—Reporting Comprehensive Income— Expense Disaggregation Disclosures (Subtopic 220-40), which revises the effective date of ASU 2024- 03 (on disclosures about disaggregation of income statement expenses) “to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027.” Entities within the ASU’s scope are permitted to early adopt the ASU. This Update is not expected to have a significant impact on the Company’s financial statements.